CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Products	$ 14,049	$ 9,165	$ 11,211
Services	14,624	12,597	12,323
Total revenues	28,673	21,762	23,534
Cost of revenues:
Products	1,670	803	1,387
Services	9,514	7,547	7,871
Total cost of revenues	11,184	8,350	9,258
Gross profit	17,489	13,412	14,276
Operating costs and expenses:
Research and development	1,976	1,647	1,558
Selling and marketing	7,748	6,160	7,202
General and administrative	4,383	3,845	4,381
Total operating costs and expenses	14,107	11,652	13,141
Operating income	3,382	1,760	1,135
Financial expenses , net (Note 15)	(911)	(2,190)	(5,452)
Other income (expenses), net	4	(6)	(26)
Income (loss) from continuing operations before taxes on income	2,475	(436)	(4,343)
Taxes on income (Note 11)	125	24	91
Income (loss) after taxes on income	2,350	(460)	(4,434)
Impairment losses of affiliated companies			(677)
Net income (loss) from continuing operations	2,350	(460)	(5,111)
Income from discontinued operations, net of tax			13
Net income (loss)	$ 2,350	$ (460)	$ (5,098)
Net earnings (loss) per share from discontinued and continuing operations (Note 14):
Basic	$ 0.23	$ (0.05)	$ (0.55)
Diluted	$ 0.21	$ (0.05)	$ (0.55)